Financial Risks - Summary of Value-At-Risk Analysis Measurement Foreign Currency Positions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Year-end [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	¥ 257,600	¥ 196,900
Average [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	241,825	187,725
Maximum [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	263,600	196,900
MInimum [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	¥ 214,800	¥ 178,400